Income Taxes - Income Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
As at January 1	$ 1,120	$ 1,828	$ 555
Current tax	16,636	1,548	1,665
Withholding tax upon dividend declaration from PRC entities (note (a))	5,148	2,323	2,581
Tax paid (note (b))	(5,014)	(5,940)	(2,970)
Reclassification from non-current withholding tax		812
Reclassification to prepaid tax	25	485
Divestment of an equity investee (Note 23)	(2,644)
Exchange difference	275	64	(3)
As at December 31	$ 15,546	1,120	1,828
Refund PRC EIT		$ 400
Other non-current liabilities
Non-current withholding tax			800
Other receivables, prepayments and deposits
Prepaid PRC EIT			$ 300